CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash Flows from Operating Activities:
Net (Loss) Earnings	$ 13,779	$ 41,413	$ 11,256
Adjustments to Reconcile Net (Loss) Earnings to Net Cash Used in Operations:
Depreciation & Amortization	23,281	23,251	22,691
Gain on the Sale of Assets	(325)	0	(814)
Deferred Income Tax Expense (Benefit)	(3,798)	(2,950)	1,368
Impairment Provision and Other Expenses	501	1,216
Changes in Operating Assets and Liabilities (Net of Acquisition):
Accounts Receivable	1,276	4,485	1,431
Inventories	28,320	(20,134)	22,803
Other Current Assets	(8,295)	(16,238)	4,929
Income Taxes	(3,187)	4,416	(805)
Accounts Payable, Accrued Expenses and Other Liabilities	6,497	(5,805)	(20,977)
Net Cash Provided by (Used in) Operations	58,049	29,654	41,882
Cash Flows from Investing Activities:
Additions to Property, Plant and Equipment	(19,448)	(16,371)	(27,425)
Proceeds from the Sale of Assets	998	370	1,042
Issuance of loan receivable		10,000	(10,000)
Cash Paid for Acquisition (Net of Cash Acquired)		(5,016)
Net Cash Provided by (Used in) Investing Activities	(18,450)	(11,017)	(36,383)
Cash Flow from Financing Activities:
Long-Term Borrowing	393,972	558,288	417,356
Payments on Long-Term Debt	(445,642)	(544,047)	(415,766)
Borrowings on Notes Payable	12,255
Other	248	276	(1,230)
Purchase of Treasury Stock	(674)	(28,447)	(1,178)
Dividends	(23)	(23)	(23)
Net Cash Provided by (Used in) Financing Activities	(39,864)	(13,953)	(841)
Net Increase (Decrease) in Cash and Cash Equivalents	(265)	4,684	4,658
Cash and Cash Equivalents, Beginning of the Period	14,104	9,420	4,762
Cash and Cash Equivalents, End of the Period	13,839	14,104	9,420
Cash Paid During the Year
Interest Paid	6,586	7,305	7,570
Income Taxes Paid	$ 10,695	$ 20,352	$ 5,455